Significant Accounting Policies (Tables)	13 Months Ended
Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule Of Detailed Information For Equipment
Equipment	3 to 5 years
Leasehold improvements	term of the lease

Schedule Of Detailed Information For Intangible Assets
Customer relationships	3 to 5 years
Brand names	3 to 5 years